Commitments and Contingencies (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Weighted average remaining lease term	10 months 24 days		4 months 20 days
Operating leases discount rates	4.75%
Rental expense	$ 153,841	$ 141,074